Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	2025		2024	2023

Acquisition cost	Ps.	1,902,774	1,891,360	1,883,780
Accumulated depreciation		(398,887)	(321,137)	(233,827)

	Ps.	1,503,887	1,570,223	1,649,953

Schedule of Intangible Assets Acquisition Cost
Acquisition cost:	As of December 31, 2024		Additions	Disposals	Foreign currency translation	As of December 31, 2025

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		165,720	11,265	-	-	176,985
Brands and logo rights		5,726	149	-	-	5,875

	Ps.	1,891,360	11,414	-	-	1,902,774
Acquisition cost:	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		158,242	7,478	-	-	165,720
Brands and logo rights		5,624	102	-	-	5,726

	Ps.	1,883,780	7,580	-	-	1,891,360
Acquisition cost:	As of January 1, 2023		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2023

Brand	Ps.	1,102,106		-	-	-	1,102,106
Customer relationships		617,808		-	-	-	617,808
Software		152,783		5,459	-	-	158,242
Brands and logo rights		5,572		52	-	-	5,624

	Ps.	1,878,269		5,511	-	-	1,883,780

Schedule of Intangible Assets Accumulated Amortization
Accumulated amortization:	As of December 31, 2024		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2025

Customer relationships	Ps.	(190,854)	(47,218)	-	(712)	(238,784)
Software		(125,039)	(29,725)	-	-	(154,764)
Brands and logo rights		(5,244)	(95)	-	-	(5,339)

	Ps.	(321,137)	(77,038)	-	(712)	(398,887)
Accumulated amortization:	As of December 31, 2023		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2024

Customer relationships	Ps.	(142,146)	(52,451)	-	3,743	(190,854)
Software		(86,522)	(38,517)	-	-	(125,039)
Brands and logo rights		(5,159)	(85)	-	-	(5,244)

	Ps.	(233,827)	(91,053)	-	3,743	(321,137)
Accumulated amortization:	As of January 1, 2023		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2023

Customer relationships	Ps.	(84,145)	(52,551)	-	(5,450)	(142,146)
Software		(45,159)	(41,363)	-	-	(86,522)
Brands and logo rights		(5,083)	(76)	-	-	(5,159)

	Ps.	(134,387)	(93,990)	-	(5,450)	(233,827)

Schedule of Customer Relationships Balance

The customer relationships balance of the Group is described below:

	As of December 31:
	2025		2024	2023

Betterware	Ps.	-	1,067	7,467
Jafra Mexico		379,024	425,887	468,195
Total of customers relationships	Ps.	379,024	426,954	475,662